Initial Public Offering - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2017		Dec. 31, 2015	[1]	Dec. 31, 2016
Subsidiary, Sale of Stock [Line Items]
Common stock shares issued	12,770,000	58,518,000				58,518,000
Share issued price per share	$ 26	$ 26.00
Underwriting discount	5.75%
Additional shares purchase under underwriting	10,578,931
Proceeds from issuance of shares	$ 253,529	$ 253,529	[1]	$ 267,593
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Additional shares purchase under underwriting	8,663,431
Proceeds from issuance of shares	$ 253,529
Selling Shareholders' [Member]
Subsidiary, Sale of Stock [Line Items]
Additional shares purchase under underwriting	4,106,569
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Additional shares purchase under underwriting	1,915,500
Underwriters option, exercisable period	30 days

[1]	Net of issuance costs paid of $ 21,530 and $ 2,470 as of December 31, 2017 and 2015, respectively. See note 14